Commitments - Schedule of Future Rents and Charges (Detail) € in Thousands	Dec. 31, 2018 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	€ 30,267
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	3,965
Later Than One Year and Not Later Than Two Years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	4,047
Later Than Two Years and Not Later Than Three Years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	4,064
Later Than Three Years and Not Later Than Four Years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	4,058
Later Than Four Years and Not Later Than Five Years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	3,785
Later than five years and not later than six years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	3,211
Later than six years and not later than seven years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	1,998
Later than seven years and not later than eight years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	2,014
Later than eight years and not later than nine years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	1,700
Later than nine years and not later than ten years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	1,031
Later than ten years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Amount of future rents and charges	€ 393